Note 12 - Long-term Incentive Plan - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Outstanding balance, shares (in shares)	54,000	54,000	[1]
Outstanding balance, weighted average exercise price (in dollars per share)	$ 1.83	$ 1.83	[1]
Outstanding balance, weighted average fair value at grant date (in dollars per share)	$ 0.43	$ 0.43	[1]
Options granted, shares (in shares)	0	0
Options granted, weighted average exercise price (in dollars per share)	$ 0	$ 0
Options exercised, shares (in shares)	0	0
Options exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Options exercised, weighted average fair value at grant date (in dollars per share)	$ 0	$ 0
Options expired, shares (in shares)	0	0
Options expired, weighted average exercise price (in dollars per share)	$ 0	$ 0
Options expired, weighted average fair value at grant date (in dollars per share)	$ 0	$ 0
Options cancelled or forfeited, shares (in shares)	(54,000)	0
Options cancelled or forfeited, weighted average exercise price (in dollars per share)	$ 1.83	$ 0
Options cancelled or forfeited, weighted average fair value at grant date (in dollars per share)	$ 0.43	$ 0
Outstanding balance, shares (in shares)	0	54,000
Outstanding balance, weighted average exercise price (in dollars per share)	$ 0	$ 1.83
Outstanding balance, weighted average fair value at grant date (in dollars per share)	$ 0	$ 0.43

[1]	Contract Vesting Term: The stock options vest ratably over a five year period.